FINANCIAL INSTRUMENTS	6 Months Ended
Jul. 04, 2020
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS
Non-Derivative Financial Instruments
The net book values and fair values of non-derivative financial instruments were as follows:

		Jul 4, 2020		Dec 31, 2019
(US $ millions)	Financial Instrument Category	Net Book Value	Fair Value	Net Book Value	Fair Value
Financial assets:
Cash and cash equivalents	Fair value through profit or loss	$20	$20	$20	$20
Accounts receivable	Amortised cost	137	137	136	136
Other assets(1)	Amortised cost	2	2	1	1
		$159	$159	$157	$157
Financial liabilities:
Accounts payable and accrued liabilities	Amortised cost	$201	$201	$259	$259
Long-term debt(2)	Amortised cost	665	690	665	702
Other long-term debt	Amortised cost	—	—	68	68
Other liabilities(1)	Amortised cost	9	9	12	12
		$875	$900	$1,004	$1,041

(1)	Excludes lease obligations and defined benefit pension asset and obligations scoped out of IFRS 9, Financial instruments (note 6).

(2)	Principal value of long-term debt excluding debt issue costs of $8 million (2019 – $8 million) (note 5).
The carrying values of the Company's non-derivative financial instruments approximate fair value, except where disclosed below. As at July 4, 2020, the provision for doubtful accounts was less than $1 million (December 31, 2019 – less than $1 million).
Derivative Financial Instruments
Canadian Dollar Monetary Hedge
At period-end, the Company had foreign currency forward contracts representing a notional amount of C $2 million (December 31, 2019 – C $52 million) in place to buy Canadian dollars and sell US dollars with maturities in July 2020 (December 31, 2019 – buy US dollars and sell Canadian dollars). The fair value of these contracts at period-end is an unrealized gain of less than $1 million (December 31, 2019 – an unrealized loss of $1 million); the carrying value of the derivative instrument is equivalent to the unrealized gain at period-end. During the quarter, net realized gains on the Company's matured hedges were less than $1 million (2019 – net realized losses of $1 million). Year-to-date, net realized gains on the Company's matured hedges were $2 million (2019 – less than $1 million).

Euro Cash Flow Hedge
At period-end, the Company had no foreign currency options (December 31, 2019 – €30 million notional amount) in place to buy Pounds Sterling and sell Euros. The fair value of these contracts at period-end is nil (December 31, 2019 – less than $1 million). During the quarter, net realized losses on the Company's matured hedges were nil (2019 – less than $1 million). Year-to-date, net realized losses on the Company's matured hedges were less than $1 million (2019 – less than $1 million).
Derivative instruments are measured at fair value as determined using valuation techniques under Level 2 of the fair value hierarchy. The fair values of over-the-counter derivative financial instruments are based on broker quotes or observable market rates. Those quotes are tested for reasonableness by discounting expected future cash flows using market interest and exchange rates for a similar instrument at the measurement date. Fair values reflect the credit risk of the instrument for the Company and counterparty when appropriate. Realized and unrealized gains and losses on derivative financial instruments are offset by realized and unrealized losses and gains on the underlying exposures being hedged and are recorded in earnings as they occur.